Net Defined Benefit Liabilities And Assets_Changes In The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 262,213		₩ 153,808
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	226,788		208,470	₩ 208,037
Past service cost	2,276		30,218
Gain or loss on settlement			(1,000)	0
Interest cost (income)	5,545		3,833	4,108
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	(3,122)		38,894
Actuarial gains and losses by changes in financial assumptions	61,547		95,111
Actuarial gains and losses by experience adjustments	7,458		33,968
Return on plan assets (excluding amounts included in interest income)	11,116		22,420	16,220
Contributions	288,420		300,245
Payments from plans (benefit payments)	(22)		(11)
Payments from the Group	(32,556)		(29,583)
Transfer in	350		220
Transfer out	0		0
Effect of exchange rate changes	(2)		17
Others	(128)		6,093
Ending	₩ 253,043	[1]	₩ 262,213	153,808
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.		The Group has the obligation to pay the agreed benefits to all its current and former employees
Description of risks to which plan exposes entity	Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.		Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method (the 'PUC'). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.		The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method (the 'PUC'). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.
Present value of defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 2,172,260		₩ 1,841,991
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	226,788		208,470
Past service cost	2,276		30,218
Gain or loss on settlement			(1,000)
Interest cost (income)	48,795		51,522
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	(3,122)		38,894
Actuarial gains and losses by changes in financial assumptions	61,547		95,111
Actuarial gains and losses by experience adjustments	7,458		33,968
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions	0		0
Payments from plans (benefit payments)	(141,820)		(103,663)
Payments from the Group	(32,556)		(29,583)
Transfer in	7,775		8,614
Transfer out	(7,517)		(8,394)
Effect of exchange rate changes	(2)		17
Others	(129)		6,095
Ending	2,341,753	[1]	2,172,260	1,841,991
Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	(1,910,047)		(1,688,183)
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	0		0
Past service cost	0		0
Gain or loss on settlement			0
Interest cost (income)	(43,250)		(47,689)
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	11,116		22,420
Contributions	288,420		300,245
Payments from plans (benefit payments)	141,798		103,652
Payments from the Group	0		0
Transfer in	(7,425)		(8,394)
Transfer out	7,517		8,394
Effect of exchange rate changes	0		0
Others	1		(2)
Ending	₩ (2,088,710)	[1]	₩ (1,910,047)	₩ (1,688,183)

[1]	The net defined benefit liabilities of KRW253,043 million is calculated by subtracting KRW946 million net defined benefit assets from KRW253,989 million net defined benefit liabilities.